Summary of Significant Accounting Policies (Details Narrative) - USD ($)								3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 06, 2022	Oct. 27, 2022	Sep. 19, 2022	Sep. 13, 2022	Sep. 30, 2021	Sep. 14, 2021	Sep. 09, 2021	Jun. 30, 2023	Mar. 14, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 19, 2023	Jun. 16, 2023	Dec. 31, 2020	Jun. 29, 2020
Property, Plant and Equipment [Line Items]
Cash								$ 1,918,000			$ 1,918,000		$ 2,137,000	$ 372,000	$ 2,137,000
Temporary Equity, Shares Outstanding								205,999			205,999
Unrecognized Tax Benefits													1,077,000	1,239,000	1,077,000			$ 965,000
Lease description											(i) greater than or equal to 75% to determine whether the lease term is a major part of the remaining economic life of the underlying asset; and (ii) greater than or equal to 90% to determine whether the present value of the sum of lease payments is substantially all of the fair value of the underlying asset.
Related party Series B preferred stock liability, at fair value								$ 7,600,000			$ 7,600,000						$ 2,400,000
Related party proceeds from issuance of Series B preferred stock								5,150,000			5,150,000					$ 100,000
Caldi co funded amount											5,799,000	$ 3,049,000		7,257,000	3,798,000
Grant income											1,580,000
capitalized net of tax														$ 1,300,000
Valuation allowance																			$ 5,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life														3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life														5 years
S N V 1 Program [Member]
Property, Plant and Equipment [Line Items]
Caldi co funded amount		$ 800,000
California Institute For Regenerative Medicine Grants [Member] | S N V 1 Program [Member]
Property, Plant and Equipment [Line Items]
Grants receivables		$ 3,100,000						0			0			$ 0
Proceeds from grants											1,520,000			740,000
Grant income											1,580,000
First Light Acquisition Group Inc [Member]
Property, Plant and Equipment [Line Items]
Cash								669,867			669,867		1,062,653	93,892	1,062,653
Cash equivalents value								$ 0			0		0	0	0
Payments to Acquire Restricted Investments						$ 230,000,000			$ 415,626		$ 1,342,596		230,000,000	$ 2,324,312
Percentage Of Public Shares To Be Redeemed In Case Business Combination Does Not Occur								100.00%			100.00%			100.00%
Initial business combination within months					15 months
Cash Held in Trust Account								$ 43,214,249			$ 43,214,249		230,004,784	$ 42,453,107	230,004,784
Aggregate Transaction Costs						22,517,064
Stock Underwriting Expenses						2,335,058
Deferred Underwriting Fees Payable								8,050,000			8,050,000			8,050,000
Other Offering Costs						640,129	$ 640,129
Excess Fair Value Of Shares Held By Related Party						11,491,877
Waiver of deferred underwriter fee payable	$ 8,050,000
Accretion of Class A common stock to redemption value													(31,636,390)
Accretion of temporary equity to redemption value								(307,306)		$ (159,999)	(761,142)	$ (178,770)	(31,641,174)	(2,458,852)
Unrecognized Tax Benefits								0			0		0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued								0			0		0	0	$ 0
Cash, FDIC Insured Amount								$ 250,000			$ 250,000			250,000
Accretion of Class A common stock to redemption value													31,636,390
First Light Acquisition Group Inc [Member] | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Redemption of Class A common stock Value
Aggregate Transaction Costs						989,674
Waiver of deferred underwriter fee payable														8,050,000
Accretion of Class A common stock to redemption value													(18,069,355)
Accretion of Class A common stock to redemption value													18,069,355
First Light Acquisition Group Inc [Member] | Additional Paid-in Capital [Member]
Property, Plant and Equipment [Line Items]
Redemption of Class A common stock Value
Aggregate Transaction Costs						21,527,389
Waiver of deferred underwriter fee payable
Accretion of Class A common stock to redemption value													(13,567,035)
Accretion of Class A common stock to redemption value													13,567,035
First Light Acquisition Group Inc [Member] | Class B Common Stock [Member]
Property, Plant and Equipment [Line Items]
Redemption of Class A common stock Value
Aggregate Transaction Costs						$ 21,527,390
Waiver of deferred underwriter fee payable
Accretion of Class A common stock to redemption value
Accretion of Class A common stock to redemption value
First Light Acquisition Group Inc [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Redemption of Class A common stock ,Shares			18,871,976	18,871,976
Redemption of Class A common stock Value			$ 190,010,529
Temporary Equity, Shares Outstanding			4,128,024	4,128,024				4,128,024			4,128,024		23,000,000	4,128,024	23,000,000
Accretion of Class A common stock to redemption value								$ 307,306			$ 761,142		$ (31,641,174)	$ (2,458,852)
Accretion of temporary equity to redemption value											43,214,249		230,004,784	42,453,107
Accretion of Class A common stock to redemption value								$ (307,306)			$ (761,142)		$ 31,641,174	$ 2,458,852
First Light Acquisition Group Inc [Member] | Common Class A [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Redemption of Class A common stock ,Shares			18,871,976
Redemption of Class A common stock Value			$ 190,010,529